Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
In accordance with accounting principles generally accepted in the United States, each of the Plan’s fair value measurements is categorized into one of the following three levels based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels are defined as follows:
Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 – Inputs to the valuation methodology include:

•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability; and
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for each major class of assets measured at fair value.

Mutual Funds: Valued at the closing price reported on active markets as derived from the NAV of shares held by the Plan at year-end and are classified as Level 1 investments. There are no restrictions as to the redemption of these investments nor does the Plan have any contractual obligations to further invest in any of the individual mutual funds.

Common Collective Trusts: The common collective trust investments include the Stable Value Fund and the Equity Income Trust. Fair value for these investments is determined by the NAV based on the fair value of the underlying funds. The NAV, as provided by the Plan trustee, has a readily determinable fair value and has accordingly been classified as a Level 1 investment.

Certain events could limit the ability of the Plan to transact at contract value with a common collective trust. Such events include the following: (1) total or partial Plan termination; (2) changes to the Plan’s prohibition on competing investment options; (3) mergers; (4) spin-offs; (5) lay-offs; (6) early retirement incentive programs; (7) sales or closings of all or part of a participating plan sponsor’s operations; (8) bankruptcy; (9) receivership; or (10) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan Administrator does not believe that the occurrence of any such event, which would limit the Plan’s ability to transact at contract value with participants, is probable.

There are no imposed redemption restrictions nor does the Plan have any contractual obligations to further invest in any of the individual trusts.

MSC Industrial Direct Co., Inc. Class A Common Stock: Valued at the closing price of the Class A Common Stock reported on the New York Stock Exchange and is classified as a Level 1 investment.

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

Investments at Fair Value as of December 31, 2025
	Level 1	Total

Mutual funds	$677,271,672	$677,271,672
Common collective trusts	66,861,438	66,861,438
MSC Industrial Direct Co., Inc. Class A Common Stock	14,239,254	14,239,254

Total Investments at Fair Value	$758,372,364	$758,372,364

Investments at Fair Value as of December 31, 2024
	Level 1	Total

Mutual funds	$615,420,141	$615,420,141
Common collective trusts	67,933,158	67,933,158
MSC Industrial Direct Co., Inc. Class A Common Stock	12,940,222	12,940,222

Total Investments at Fair Value	$696,293,521	$696,293,521